SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income per share (Details) - shares		12 Months Ended
	Mar. 25, 2019	Dec. 31, 2019
Acquired Businesses
Business Acquisition [Line Items]
Consideration of ordinary shares	61,981,412	61,981,412